NOTE PAYABLE AND OTHER RELATED PARTY TRANSACTIONS (Details) - Schedule of Related Party Transactions - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2015
Related Party Transaction [Line Items]
Related Party Loans	$ 55,072	$ 106,830		$ 210,888
Less discount	(24,089)	(30,913)		0
Director [Member]
Related Party Transaction [Line Items]
Related Party Loans		0		21,888
Immediate Family Member of Management or Principal Owner [Member]
Related Party Transaction [Line Items]
Related Party Loans					$ 25,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Related Party Loans	0	62,743		154,000
2011 Notes [Member] | Immediate Family Member of Management or Principal Owner [Member]
Related Party Transaction [Line Items]
Related Party Loans	35,000	35,000		35,000
The 2018 Convertible Notes [Member]
Related Party Transaction [Line Items]
Less discount			$ (248,082)
The 2018 Convertible Notes [Member] | Immediate Family Member of Management or Principal Owner [Member]
Related Party Transaction [Line Items]
Related Party Loans	$ 44,161	$ 40,000		$ 0